Form N-1A Cover	Jan. 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	X-Square Series Trust
Entity Central Index Key	0001901443
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 26, 2026
Prospectus Date	Jan. 26, 2026